ACQUISITIONS AND FORECLOSURES (Cannery Lofts – Dayton, Ohio) (Details) (Cannery Lofts - Dayton, Ohio [Member], USD $)	0 Months Ended	3 Months Ended
	May 13, 2011	Dec. 31, 2012	Jun. 06, 2012
Cannery Lofts - Dayton, Ohio [Member]
Business Acquisition [Line Items]
Contract purchase price	$ 7,100,000
Payment of acquisition fees	147,000
Acquisition fee, percentage	2.00%
Increase in fair value recorded		2,000,000
Rental property:
Land			160,000
Buildings			7,418,000
Site Improvements			10,000
Furniture, fixtures & equipment			392,000
Tenant improvements			93,000
Personal Property			200,000
Rental property			8,273,000
Acquired intangibles − in-place leases			609,000
Leasing commissions			27,000
Legal fees			8,000
Fair value assigned			$ 8,917,000